Statements of Cash Flow (Unaudited) (USD $)	12 Months Ended			105 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,556,538)		$ (3,482,622)	$ (28,416,039)
Adjustment to reconcile net loss to net cash used in operating activities
Amortization of deferred charges				4,392,456
Amortization of prepaid expenses				75,000
Warrants issued for services	291,326		519,441	4,058,773
Stock options issued for services	1,816,430		882,640	6,789,808
Common stock issued for services and fees	132,420		207,929	1,456,291
Purchase right agreement amortization				132,058
Depreciation and amortization of patents	79,217		35,394	222,644
Realized gain on investments				(3,911)
Realized gain on disposal of assets				(637)
(Increase) decrease in assets
Receivables				(30,461)
Prepaid expenses and other current assets	(48,219)		32,433	(89,975)
Increase (decrease) in liabilities
Accounts payable	(43,449)		83,374	229,299
Accounts payable and accrued expenses - related party	(14,610)		14,618	9,768
Accrued expenses	(25,039)		24,422	35,790
Net cash used in operating activities	(2,368,462)		(1,682,371)	(11,139,136)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(83,248)		(93,778)	(523,035)
Proceeds from sale of available for sale securities				203,911
Proceeds from receipt of note receivable				100,000
Purchase of available for sale securities				(200,000)
Purchase of equipment, furniture and leasehold improvements	(265,634)		(17,894)	(451,879)
Net cash used in investing activities	(348,882)		(111,672)	(871,003)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement			1,000,000	7,495,524
Common stock rescinded, private placement				(200,000)
Issuance of common stock, exercise of options and warrants	444,400			2,021,404
Issuance of common stock, exercise of purchase right agreement				45,138
Issuance of common stock, institutional investor	4,849,999	[1]	200,000	5,049,999
Repayment of notes payable				(14,970)
Proceeds from subscription receivable				19,000
Advances to stockholders				(4,933)
Proceeds from convertible notes				529,000
Advances from officers				1,498
Net cash provided by financing activities	5,294,399		1,200,000	14,941,660
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	2,577,055		(594,043)	2,931,521
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	359,824		953,867	5,358
CASH AND CASH EQUIVALENTS - END OF PERIOD	2,936,879		359,824	2,936,879
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION - CASH PAID DURING THE PERIOD FOR:
Interest	109		288	23,341
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued in exchange for deferred charges				3,142,400
Warrants issued in exchange for deferred charges				1,581,056
Common stock issued as settlement for accounts payable				74,708
Accrued interest contributed as capital				35,624
Common stock issued in the conversion of notes payable				529,000
Acquisition of automobile through loan payable				24,643
Common stock issued upon exercise of a warrant in exchange for receivable				75,000
Insurance company pay off of note payable				9,673
Receivable for issuance of common stock				210,001
Contribution of officer accrued payroll				52,129
Common stock issued for prepaid expense				$ 75,000

[1]	Investment to occur over a period of 30-months.